Other payables	12 Months Ended
Feb. 28, 2022
Trade And Other Payables [Abstract]
Other payables
17	Other payables

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Non-current
Contingent consideration	1,067,321	—

Current
Accruals	6,888,765	6,726,147
Provisions	3,440,146	1,750,000
Contingent consideration	2,500,000	—
Other payables	4,941,537	192,494
	17,770,448	8,668,641

Accruals mainly relates to legal professional fees accrued for the year.

Provisions mainly relates to bonus and unutilised leave balances payable to the employees as of year end.

Refer Note 26 for further disclosures on contingent consideration.